Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segment reporting
Schedule of reportable segments for purposes of assessing performance

For the three months ended June 30, 2019	Mining	Energy	Total
Revenue	$142.9	$27.6	$170.5

Income/(expenses)
Costs of sales	$25.6	$1.8	$27.4
Depletion and depreciation	46.7	11.4	58.1
Segment gross profit	$70.6	$14.4	$85.0

For the three months ended June 30, 2018	Mining	Energy	Total
Revenue	$138.6	$22.7	$161.3

Income/(expenses)
Costs of sales	$28.3	$1.5	$29.8
Depletion and depreciation	49.7	9.1	58.8
Segment gross profit	$60.6	$12.1	$72.7

For the six months ended June 30, 2019	Mining	Energy	Total
Revenue	$301.9	$48.4	$350.3

Income/(expenses)
Costs of sales	$56.6	$3.2	$59.8
Depletion and depreciation	97.3	20.8	118.1
Segment gross profit	$148.0	$24.4	$172.4

For the six months ended June 30, 2018	Mining	Energy	Total
Revenue	$292.7	$41.7	$334.4

Income/(expenses)
Costs of sales	$57.5	$2.5	$60.0
Depletion and depreciation	102.4	16.2	118.6
Segment gross profit	$132.8	$23.0	$155.8

A reconciliation of total segment gross profit to the consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Total segment gross profit	$85.0	$72.7	$172.4	$155.8

Other operating (income)/expenses
General and administrative expenses	$5.6	$7.0	$12.5	$12.2
Gain on sale of bullion	(0.4)	-	(0.8)	(0.3)
Depreciation	0.8	0.8	1.7	1.6
Foreign exchange (gain) and other income (expenses)	-	0.1	-	(0.5)
Income before finance items and income taxes	$79.0	$64.8	$159.0	$142.8

Finance items
Finance income	$1.2	$0.7	$1.9	$1.7
Finance expenses	(2.5)	(0.8)	(5.0)	(1.7)
Net income before income taxes	$77.7	$64.7	$155.9	$142.8